SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Nov. 30, 2017	Aug. 31, 2017
Liabilities
Derivative liabilities	$ 479,762
Fair value
Liabilities
Derivative liabilities	3,253,221	$ 0
Level 1 | Fair value
Liabilities
Derivative liabilities	0	0
Level 2 | Fair value
Liabilities
Derivative liabilities	0	0
Level 3 | Fair value
Liabilities
Derivative liabilities	$ 3,253,221	$ 0